SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES
Changes in warranty liabilities

Standard Warranty Liability

($ in millions)

	2016	2015
Balance at January 1	$181	$197
Current period accruals	145	173
Accrual adjustments to reflect experience	(6)	7
Charges incurred	(164)	(196)

Balance at December 31	$156	$181

Extended Warranty Liability (Deferred Income)

($ in millions)

	2016	2015
Balance at January 1	$538	$536
Revenue deferred for new extended warranty contracts	263	286
Amortization of deferred revenue	(267)	(253)
Other*	(4)	(31)

Balance at December 31	$531	$538

Current portion	$264	$238
Noncurrent portion	$267	$300

*	Other consists primarily of foreign currency translation adjustments.